Assets and liabilities disposed (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets and liabilities disposed
Cash and cash equivalents	€ 50	€ 47	€ 0
All remaining assets	4,619	848	14,858
Total assets disposed	4,669	895	14,858
Total liabilities disposed	€ 6,035	€ 814	€ 12,250